Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2012	2011	2010
Acquisitions:
Fair value of assets acquired excluding cash	$—	$(32.4)	$(133.9)
Fair value of non-controlling interests	—	—	4.2
Liabilities assumed	—	9.2	52.3
Cash paid for prior year acquisitions	(1.8)	—	—

Acquisition of businesses, net of cash acquired	$(1.8)	$(23.2)	$(77.4)

	2012	2011	2010
Divestitures of business, net of cash disposed	$5.2	$5.4	$—

Payments for interest and income taxes were as follows:

	2012	2011	2010
Interest	$40	$68	$63
Income taxes	$237	$257	$149